SHORT-TERM BANK LOANS AND LONG TERM DEBT	12 Months Ended
Mar. 31, 2012
SHORT-TERM BANK LOANS AND LONG TERM DEBT
9.	SHORT-TERM BANK LOANS AND LONG TERM DEBT

Short-term bank loans as of March 31, 2012 and 2011 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Collateralized bank loans		¥500
Unsecured bank loans	¥5,780	5,652	$70,137

Total	¥5,780	¥6,152	$70,137

The weighted-average annual interest rates on short-term bank loans as of March 31, 2012 and 2011 were 1.3% and 0.9%, respectively.

Unused lines of credit for short-term financing as of March 31, 2012 and 2011, aggregated ¥40,184 million ($487,611 thousand) and ¥24,651 million, respectively. The Companies compensate banks for these facilities in the form of commitment fees, which were not material during the years ended March 31, 2012 and 2011.

Long-term debt as of March 31, 2012 and 2011 are summarized below. The interest rates and maturities are for loans as of March 31, 2012.

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Collateralized bank loans, with floating interest at 1.0%~3.7%, maturing through 2016	¥307	¥76	$3,725
Collateralized bank loans, with fixed interest at 1.5%, maturing through 2021	98		1,189
Unsecured bank loans, with fixed interest at 1.5%~1.8%, maturing through 2021	297	200	3,604
Capital lease obligation	0	8	0

Total	702	284	8,518

Less current portion	(64)	(70)	(777)

Long-term debt, less current portion	¥638	¥214	$7,741

The annual maturities of long-term debt as of March 31, 2012 were as follows:

Year Ending March 31	Millions of Yen	Thousands of U.S. Dollars

2013	¥64	$777
2014	250	3,034
2015	50	607
2016	50	607
2017	50	607
Thereafter	238	2,886

Total	¥702	$8,518

A subsidiary has pledged assets as security for loans. As of March 31, 2012 and 2011, assets pledged as collateral for bank loans were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2012	2011	2012

Land	¥952	¥803	$11,552
Buildings	758	460	9,198

Total	¥1,710	¥1,263	$20,750

As is customary in Japan, both short-term and long-term loans are made under general agreements which provide that security and guarantees for future and present indebtedness will be given upon request of the bank. The bank has the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.